As filed with the Securities and Exchange Commission on September 9, 2020

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	105	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	107	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906_____
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statement of additional information of Franklin Strategic Income Fund, Franklin Small-Mid Cap Growth Fund, Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund, Franklin Biotechnology Discovery Fund and Franklin Natural Resources Fund, each a series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. This Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 8th day of September, 2020.

Franklin Strategic Series

(Registrant)

*By:  /s/ Steven J. Gray

 Steven J. Gray

 Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. PERKS* Edward B. Perks	President and Chief Executive Officer – Investment Management
Dated: September 8, 2020

MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Dated: September 8, 2020

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: September 8, 2020

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: September 8, 2020

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: September 8, 2020

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: September 8, 2020

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: September 8, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: September 8, 2020

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 8, 2020

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: September 8, 2020

LARRY D. THOMPSON*

Larry D. Thompson	Trustee Dated: September 8, 2020

By:   /s/ Steven J. Gray

Steven J. Gray

      Attorney-in-Fact

      (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase